Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2022	$ 249,816	$ 1,301	$ 291,448	$ 2,595	$ (13,035)	$ (32,493)
Changes in equity
Loss for the period	(10,937)	0	0	0	0	(10,937)
Other comprehensive income/(expense)	2,400	0	0	724	1,676	0
Total comprehensive loss for the period	(8,537)	0	0	724	1,676	(10,937)
Share-based compensation expense	551	0	0	551	0	0
Total transactions with owners	551	0	0	551	0	0
Ending balance at Mar. 31, 2023	241,830	1,301	291,448	3,870	(11,359)	(43,430)
Beginning balance at Dec. 31, 2023	218,968	1,301	291,463	4,651	(10,507)	(67,940)
Changes in equity
Loss for the period	(7,666)	0	0	0	0	(7,666)
Other comprehensive income/(expense)	(1,832)	0	0	(543)	(1,289)	0
Total comprehensive loss for the period	(9,498)	0	0	(543)	(1,289)	(7,666)
Share-based compensation expense	277	0	0	277	0	0
Transfer of share options	0	0	0	(92)	0	92
Total transactions with owners	277	0	0	185	0	92
Ending balance at Mar. 31, 2024	$ 209,747	$ 1,301	$ 291,463	$ 4,293	$ (11,796)	$ (75,514)